Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands				9 Months Ended	12 Months Ended
	Sep. 08, 2025	Aug. 08, 2025	Dec. 27, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt
Total long-term debt				$ 16,316	$ 41,212	$ 31,744
Add debt premium				3,151	0
Less: deferred financing costs				(3,626)	(4,238)	(1,688)
Less: debt discount				(93)	(1,671)	0
Total long-term debt, net of deferred financing cost and debt discount				15,748	35,303	30,056
Less: current portion				(4,931)	(3,700)	(1,478)
Long-term debt, net of current portion, deferred financing cost and debt discount				10,817	31,603	28,578
Less debt discount				93	1,671	0
Credit Facility 2021 | Lafayette Square
Long-Term Debt
Add debt premium				3,200	0
Less: deferred financing costs				(3,600)	(4,200)	(1,700)
Less: debt discount					(1,700)	0
Less debt discount					1,700	0
Prepaid exit fee	$ 3,000	$ 25,000	$ 3,000	3,000	3,000
Economic Injury Disaster Loan | Loans Payable
Long-Term Debt
Total long-term debt				150	150	150
Secured Debt | Credit Facility 2021 | Line of Credit
Long-Term Debt
Total long-term debt				16,166	37,362	28,594
Revolving Credit Facility | Credit Agreement | Line of Credit
Long-Term Debt
Total long-term debt				$ 0	$ 3,700	$ 3,000